Debt - contractual maturities of lease liabilities (Details) € in Millions	Dec. 31, 2020 EUR (€)
Disclosure of maturity analysis of operating lease payments [line items]
Gross lease liabilities	€ 2,280
Due within one year
Disclosure of maturity analysis of operating lease payments [line items]
Gross lease liabilities	419
Due between one and five years
Disclosure of maturity analysis of operating lease payments [line items]
Gross lease liabilities	868
Due beyond five years
Disclosure of maturity analysis of operating lease payments [line items]
Gross lease liabilities	€ 993